Bank Loans (Details) - Schedule of short-term bank loans - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Short-Term Debt [Line Items]
Short-term bank loans	$ 72,305,786	$ 52,414,596
Export-Import Bank of China [Member] | Due on January 21, 2021 [Member]
Short-Term Debt [Line Items]
Short-term bank loans		41,686,462
Fujian Haixia Bank [Member] | Due on October 29, 2021 [Member]
Short-Term Debt [Line Items]
Short-term bank loans		10,728,134
Fujian Haixia Bank [Member] | Due on January 19, 2022 [Member]
Short-Term Debt [Line Items]
Short-term bank loans	29,800,649
Fujian Haixia Bank [Member] | Due on January 20, 2022 [Member]
Short-Term Debt [Line Items]
Short-term bank loans	15,684,552
Fujian Haixia Bank [Member] | Due on October 28, 2022 [Member]
Short-Term Debt [Line Items]
Short-term bank loans	10,979,187
China Everbright Bank [Member] | Due on December 29, 2022 [Member]
Short-Term Debt [Line Items]
Short-term bank loans	$ 15,841,398